Variable Interest Entities - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 855	$ 1,000
Accounts receivable	4,117	1,806
Non-current assets:
Property, plant and equipment, net	22,675	5,791
Other non-current assets	2,455	601
Total assets	43,759	14,051
Current liabilities:
Accounts payable	3,290	1,728
Current portion of debt	1,053	78
Other current liabilities	1,393	484
Non-current liabilities:
Non-current debt due after one year	12,542	3,669
Other non-current liabilities	2,191	385
Total liabilities	26,372	7,877
Variable interest entity, primary beneficiary
Current assets:
Cash and cash equivalents	2	3
Accounts receivable	767	816
Non-current assets:
Property, plant and equipment, net	60	0
Other non-current assets	389	0
Total assets	1,218	819
Current liabilities:
Accounts payable	6	0
Current portion of debt	2	0
Other current liabilities	2	0
Non-current liabilities:
Non-current debt due after one year	8	20
Other non-current liabilities	335	0
Total liabilities	$ 353	$ 20